Income Taxes - Additional Information (Detail) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Net deferred tax liability	$ 0	$ 24,000
Net operating loss carryforwards	17,100,000	10,400,000
Liability for gross unrecognized tax benefits	$ 0	$ 0